Long-term Borrowings, excluding Current Portion	12 Months Ended
Dec. 31, 2017
Long-term Borrowings, excluding Current Portion
Long-term Borrowings, excluding Current Portion

10.Long-term Borrowings, excluding Current Portion

	As of December 31,
	2016	2017
	RMB	RMB
Long-term borrowings	—	135,389
Less: current portion (Note 9)	—	(11,065)

	—	124,324

Pursuant to the amended agreement with SPD stated in note 9, a subsidiary of the Group drew down RMB20,000 with a monthly payment from August 2017 to May 2019 at an interest rate of 6.75%. During 2017, RMB4,611 was repaid. As of December 31, 2017, the subsidiary met the financial covenants and the outstanding balances of current portion and non-current portion of the facility were RMB11,065 and RMB4,324, respectively.

In November 2017, a subsidiary of the Group entered into borrowing agreement with National Trust Co., Ltd (“NTC”) to finance its working capital.  The borrowing amount was RMB150,000 with an interest rate of 3.38% per annum and a maturity term of two and a half years. A restricted cash deposits of RMB123,800 pledged by the subsidiary in Xiamen International Bank, which was a consignor of NTC in the borrowing agreement. As of December 31, 2017, the subsidiary received RMB120,000 from NTC for this borrowing. The remaining amount of the borrowing was received by the subsidiary in January 2018.

As of December 31, 2017, the future principal payments for the Group’s long-term borrowings will be due according to the following payment schedule:

Principal amounts
RMB
2018	11,065
2019	4,324
2020	120,000

Total	135,389